Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2019
Disclosure Of Changes In Accounting Estimates [Abstract]
Critical accounting estimates and judgments
3.	Critical accounting estimates and judgments

The preparation of the consolidated financial statements requires management to make judgments, estimates, and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities, and equity in the consolidated financial statements and the accompanying disclosures. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events.

Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The areas where assumptions and estimates are significant to the consolidated financial statements are:

(i)

The Group measures the cost of equity-settled transactions with employees and non-employees by reference to the fair value of the equity instruments at the date at which they are granted. Prior to April 3, 2018, the fair value was estimated using a model, which required the determination of the appropriate inputs, specifically ordinary share price. Subsequent to the Group’s direct listing, ordinary share price is no longer based on significant assumptions and estimates. The assumptions and models used for estimating the fair value of share-based payment transactions are disclosed in Note 18.

(ii)

Prior to April 3, 2018, the fair value of the Group’s Convertible Notes, warrants, contingent options, and long term investments were estimated using valuation techniques using inputs based on management’s judgment and conditions that existed at each reporting date. On April 3, 2018, the Group derecognized the Convertible Notes and contingent options. Subsequent to December 12, 2018, the fair value of the Group’s investment in TME is based on inputs within Level 1 of the fair value hierarchy as disclosed in Note 2. The assumptions and models used for estimating the fair value of the instruments are disclosed in Note 23.

(iii)

The Group has fiscal loss carry-forwards. At period end, the Group investigates the possibility of recognizing deferred tax assets with regard to the loss carry-forwards. Deferred tax assets related to loss carry-forwards are recognized only in those cases where it is probable and there is convincing evidence that the Group will generate future taxable income to which the loss carry-forward can be utilized. See Note 10.

(iv)

In accordance with the accounting policy described in Note 2, the Group annually performs an impairment test regarding goodwill. The assumptions used for estimating fair value and assessing available headroom based on conditions that existed at the testing date are disclosed in Note 14.

(v)

The Group’s agreements and arrangements with rights holders for the content used on its platform are complex. Some rights holders have allowed the use of their content on the platform while negotiations of the terms and conditions are ongoing. In certain jurisdictions, rights holders have several years to claim royalties for musical composition and therefore estimates of the royalty accruals are based on available information and historical trends. The determination of royalty accruals involves significant judgements, assumptions, and estimates of the amounts to be paid. See Note 21.

(vi)	Management makes significant assumptions and estimates when determining the amounts to record for provision for legal contingencies. See Note 22.
(vii)

In business combinations, the Group allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identified assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates, assumptions, and judgments, especially with respect to intangible assets and contingent consideration. See Note 5.

(viii)

As most of the Group's lease agreements do not provide an implicit rate of return, the Group uses its incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. For the Group’s lease agreements that existed prior to the adoption date, the Group determined its incremental borrowing rate as of January 1, 2019. The Group's incremental borrowing rate is determined based on estimates and judgments, including the credit rating of the Group's leasing entities and a credit spread. See Note 2 and 12.